Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	STRATTEC SECURITY CORPORATION
Entity Central Index Key	0000933034
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	WI
Entity File Number	0-25150
Entity Tax Identification Number	39-1804239
Entity Address, Address Line One	3333 West Good Hope Road
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53209
City Area Code	(414)
Local Phone Number	247-3333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	STRT
Security Exchange Name	NASDAQ